TEMPLETON DRAGON FUND

[PHOTO OF J. MARK MOBIUS, Ph.D.]

Dr. Mobius has been living overseas since earning his Ph.D. in economics and political science at Massachusetts Institute of Technology in 1964. During his extensive travels, he has acquired a thorough knowledge of the business practices and customs that are unique to emerging markets. Together with his team of Templeton analysts, Dr. Mobius currently oversees more than $10 billion in emerging markets investments for the Templeton Group of Funds.


YOUR FUND'S OBJECTIVE:

The Templeton Dragon Fund seeks long-term capital appreciation by investing at least 45% of its total assets in the equity securities of "China companies."

November 15, 1996

Dear Shareholder:

We are pleased to bring you this semi-annual report for the Templeton Dragon Fund covering the six months ended September 30, 1996. During this period, your Fund posted a six-month total return of -1.58% in market-price terms, as discussed in the Performance Summary on page 5. Based on the change in actual net asset value, the six-month total return was 7.56%.

The period was encouraging for the Chinese economy, as growth receded to a healthy 10% per annum, and inflation appeared to be under greater control. Because of this, austerity measures originally introduced in 1994 and 1995 to cool the overheating economy were slowly relaxed. Interest rates were reduced in May and again in August after the annualized inflation rate was reported to be only 6% in July.

Political tension between China and the U.S. during the six months had little impact on stock prices of "China companies." The yearly debate in the U.S. Congress over renewing China's most-favored-nation status was relatively mild and centered on China's human rights record. Although there was the threat of a trade war between the U.S. and China over China's alleged abuses of intellectual property rights, minor concessions by China prevented this from happening.

In Hong Kong, strong capital inflows of early 1996 drove the Hang Seng stock index higher, but later these inflows weakened, and the market stagnated for much of the period under review. However, higher-than-expected corporate earnings helped to boost stock prices during August and September.



TEMPLETON DRAGON FUND
Geographic Distribution on 9/30/96
Based on Total Net Assets
[GRAPHIC]

Hong Kong Stocks           77.1%

Chinese Stocks             11.8%

Singapore Stocks            0.3%

Short-Term Obligations &
Other Net Assets           10.8%


On September 30, 1996, the Fund's total net assets were invested 77.1% in Hong Kong, 11.8% in mainland China, 0.3% in Singapore, with the remaining 10.8% in cash and other liquid assets. Since we believed that Hong Kong-listed stocks were selling at bargain prices due to the political uncertainty surrounding the return of Hong Kong to China, we increased these holdings during the period by 1.5% of total net assets. New World Development Co. and Sun Hung Kai Properties, companies with large real estate holdings and commercial interests in Hong Kong and China, remained among our largest holdings.

Looking forward, we are optimistic about prospects for stocks of "China companies." In our opinion, China's central bank may institute further cuts in interest rates. Lower interest rates usually encourage investors to switch to equities from lower-yielding bank deposits. They also tend to increase corporate profits as the companies' interest payments decline. Higher profits, in turn, can support even higher stock prices. Although uncertainty surrounding the political future of Hong Kong may cause stagnant stock prices there until June 1997, we believe prices could possibly increase after the transfer of power to the Chinese government. If this happens, in our opinion, the stocks in our portfolio have the potential to bring good returns for the Fund.

This discussion reflects the strategies we employed for the Fund during the six months under review, and includes our opinions as of the close of the period. Since economic and market conditions are constantly changing, our strategies, evaluations, conclusions and decisions regarding portfolio holdings may change as new circumstances arise. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing the securities we purchase or sell for the Fund.


   TEMPLETON DRAGON FUND
   Top Ten Holdings as of 9/30/96
   Based on Total Net Assets

   Company                                 % of Total
   Industry, Country                       Net Assets
   HSBC Holdings PLC
   Banking, Hong Kong                          10.0%

   Cheung Kong Holdings Ltd.
   Multi-Industry, Hong Kong                    8.9%

   New World Development Co. Ltd.
   Real Estate, Hong Kong                       8.5%

   Sun Hung Kai Properties Ltd.
   Real Estate, Hong Kong                       7.4%

   Wheelock & Co. Ltd.
   Multi-Industry, Hong Kong                    5.2%

   Hang Lung Development Co. Ltd.
   Real Estate, Hong Kong                       4.9%

   Hongkong Electric Holdings Ltd.
   Utilities -- Electrical & Gas, Hong Kong     3.6%

   Hopewell Holdings Ltd.
   Construction & Housing, Hong Kong            3.3%

   Jardine Strategic Holdings Ltd.
   Multi-Industry, Hong Kong                    2.9%

   Jardine Matheson Holdings Ltd.
   Multi-Industry, Hong Kong                    2.5%


For a complete list of portfolio holdings, please see page 9 of this report.

Investing in any emerging market, however, means accepting a certain amount of volatility and, in some cases, severe market corrections. Investing in "China companies" is no exception and entails special considerations, including risks related to market and currency volatility, adverse economic, social and political developments, and the relatively small size and lesser liquidity of the markets involved. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. For example, the Hong Kong market has increased 830% in the last 15 years, but has suffered five declines of more than 20% during that time.*

Thank you for investing in the Templeton Dragon Fund. We appreciate your support and welcome your comments.

* Source: Bloomberg. Based on quarterly percentage price change over the 15 years ended September 30, 1996.

PERFORMANCE SUMMARY

In market-price terms, the Templeton Dragon Fund produced a total return of -1.58% for the six months ended September 30, 1996. Based on the change in actual net asset value (in contrast to market price), the Fund delivered a total return of 7.56% for the same period. Both total return figures assume reinvestment of dividends and capital gains in accordance with the dividend reinvestment plan.

During the reporting period, shareholders received combined distributions totaling 15.0 cents ($0.15) per share, including long-term capital gains of 11.0 cents ($0.11) per share, short-term capital gains of 1.5 cents ($0.015) and dividend income of 2.5 cents ($0.025) per share. The Fund's closing price on the New York Stock Exchange (NYSE) decreased by $0.375, from $14.00 on March 31, 1996 to $13.625 on September 30, 1996, while the Fund's net asset value increased by $1.00, from $15.73 to $16.73.

Past performance is not predictive of future results, and distributions will vary depending on income earned by the Fund, as well as any profits realized from the sale of securities in the portfolio.

TEMPLETON DRAGON FUND
Periods Ended 9/30/96

                                               Since
                                             Inception
                                 One-Year   (9/21/94)
Cumulative Total Return(1)
   Based on change in
   net asset value                  17.92%     25.01%

   Based on change in
   market price                     13.25%     -3.86%

Average Annual Total Return(2)
   Based on change in
   net asset value                  17.92%     11.63%

   Based on change in
   market price                     13.25%     -1.92%


1. Cumulative total returns represents the change in value of an investment over the periods indicated.

2. Average annual total returns represent the average annual change in value of an investment over the periods indicated.

All calculations assume reinvestment of dividend and capital gains distributions, either at net asset value or at market price on the reinvestment date, in accordance with the dividend reinvestment plan. Past performance is not predictive of future results.

THE FOLLOWING LETTER WAS WRITTEN BY DR. MOBIUS AFTER A RECENT TRIP TO SHANGHAI.

We arrived in Shanghai, late in the evening, after a short flight from Hong Kong. As we drove to our hotel I had a chance to reflect on how the city had changed since I first visited it in 1987. Ever since Shanghai was opened to foreign trade in 1842, it has been at the forefront of China's relations with the outside world. Evidence of this is the architecturally staggering Bund, a boulevard along the Huangpu River lined with 19th century European-style stone buildings. The Bund was home to the British, French and Americans until they were expelled by Chinese forces in 1927.

Today, Shanghai is embracing westernism like no other part of China. It has become a city that does not sleep, with construction work on skyscrapers continuing throughout the night, particularly in the section across the river from Old Shanghai. The rattle and hum of bowling alleys can be heard in many places; American fast-food restaurants are almost everywhere; and old factories have been replaced by those employing the latest technology. However, the government's austerity program has affected corporate earnings, and rents have recently started to drop as the supply of new buildings has begun to exceed demand. In my opinion, the economy should probably improve if restrictions on credit are eased next year. The People's Bank of China (PBoC), which controls the price and supply of money, has already cut lending rates, and further cuts may take place.

While in Shanghai, we visited many companies and saw the impact of the government's austerity measures at first hand. In the Pudong area, we inspected the Xingfu Motorcycle Plant, a producer of motorcycles distributed through independent dealers. Because bank credit is tight, the company had to extend credit lines to these dealers so that they could operate effectively. Designed by the Shanghai Design Institute, this gleaming factory resembles modern factories found elsewhere in the world, while reflecting the cosmopolitan feel of Shanghai. It uses German, Japanese and local machines and is jointly owned by a Thai company and the Shanghai Automotive Industry Corporation.

Xingfu means "happiness" in Chinese, and in my opinion, the owners of this new plant should be very happy.

From the Xingfu Motorcycle Plant we found our way, with some difficulty, to the Gold Peak factory. Roads and factories have sprung up so quickly in the Pudong area that even taxi drivers often cannot find them. When we visited this factory many years ago, it was producing batteries for the cheap end of the market. Now, it produces high technology batteries for watches, calculators and other small electronic devices. Most of the workers are women, paid about RMB800 (US$100) per month plus an allowance for housing and for lunch. Clean and well-lit, the factory is owned by a Singapore-listed company whose parent company, Gold Peak Industries Ltd., is listed on the Hong Kong Stock Exchange.

[MAP OF CHINA]

Located at the center of the fastest growing region of the fastest growing country in the world, Shanghai is a powerhouse of the Chinese economy. In my opinion, it will eventually bring China to the forefront of the world economy. For this fact alone, companies based in Shanghai will demand our close attention for a long time to come.+





Sincerely,




/s/ J. Mark Mobius
--------------------------
J. Mark Mobius, Ph.D.
President
Templeton Dragon Fund, Inc.

+The letter reflects the strategies employed for the Fund during the past six months and includes our opinions as of the close of the period. Since economic and market conditions are constantly changing, our strategies and evaluations, conclusions and decisions regarding portfolio holdings may change as new circumstances arise.

TEMPLETON DRAGON FUND, INC.
Financial Highlights

--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)

                                                         SIX MONTHS                                SEPTEMBER 8, 1994
                                                           ENDED                                     (COMMENCEMENT
                                                     SEPTEMBER 30, 1996         YEAR ENDED         OF OPERATIONS) TO
                                                        (UNAUDITED)           MARCH 31, 1996        MARCH 31, 1995
                                                     ------------------       --------------       -----------------
Net asset value, beginning of period                      $  15.73               $  13.97              $   14.10
                                                          --------               --------               --------
Income from investment operations:
   Net investment income                                       .23                    .37                    .22
   Net realized and unrealized gain (loss)                     .92                   1.92                   (.22)
                                                          --------               --------               --------
Total from investment operations                              1.15                   2.29                   (.00)
                                                          --------               --------               --------
Underwriting expenses deducted from capital                     --                     --                   (.04)
                                                          --------               --------               --------
Distributions:
   Dividends from net investment income                       (.03)                  (.47)                  (.09)
   Distributions from net realized gains                      (.12)                  (.06)                    --
                                                          --------               --------               --------
Total distributions                                           (.15)                  (.53)                  (.09)
                                                          --------               --------               --------
Change in net asset value                                     1.00                   1.76                   (.13)
                                                          --------               --------               --------
Net asset value, end of period                            $  16.73               $  15.73              $   13.97
                                                          ========               ========               ========
TOTAL RETURN*
Based on market value per share                            (1.58)%                 21.11%               (19.34)%
Based on net asset value per share                           7.56%                 16.89%                 (.11)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                           $903,628               $849,510              $ 754,227
Ratio of expenses to average net assets                      1.50%**                1.52%                  1.54%**
Ratio of net investment income to average
  net assets                                                 2.84%**                2.48%                  2.99%**
Portfolio turnover rate                                      4.21%                  7.81%                     --
Average commission rate paid (per share)                  $  .0017               $  .0018
   * NOT ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
  ** ANNUALIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON DRAGON FUND, INC.
Investment Portfolio, September 30, 1996 (unaudited)

--------------------------------------------------------------------------------

         INDUSTRY                                 ISSUE                            COUNTRY      SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS: 89.2%
---------------------------------------------------------------------------------------------------------------------
APPLIANCES & HOUSEHOLD
  DURABLES: 3.0%
                            Foshan Electrical and Lighting Co. Ltd., B               Chn.        814,500    $    537,172
                        +   Hualing Holdings Ltd.                                    H.K.     41,963,000       3,852,804
                        *   Luks Industrial Co. Ltd.                                 H.K.     12,076,000       1,202,447
                        *   Luks Industrial Co. Ltd., wts.                           H.K.      2,415,200          81,204
                            Semi-Tech (Global) Co. Ltd.                              H.K.      6,970,905      11,538,547
                        *   Shanghai Narcissus Electric Appliances Co. Ltd., B       Chn.      9,571,320       1,244,272
                       +*   Shanghai Shangling Electric Appliance, B                 Chn.     13,601,600       5,467,843
                        *   Shanghai Vacuum Electron Devices Co. Ltd., B             Chn.      6,845,401         889,902
                            Shenzhen Huafa Electronics Co. Ltd., B                   Chn.      1,184,000         260,287
                            Shenzhen Konka Electronic Group Co. Ltd., B              Chn.      2,149,550       1,876,304
                            Tsann Kuen Enterprise Co. Ltd., B                        Chn.        709,800         232,225
                                                                                                            ------------
                                                                                                              27,183,007
---------------------------------------------------------------------------------------------------------------------
AUTOMOBILES: 1.2%
                        *   Jardine International Motor Holdings Ltd.                H.K.      7,163,000       9,077,641
                            Qing Ling Motors Co. Ltd., H                             Chn.      4,892,000       1,882,025
                                                                                                            ------------
                                                                                                              10,959,666
---------------------------------------------------------------------------------------------------------------------
BANKING: 10.0%
                            HSBC Holdings PLC                                        H.K.      4,884,067      90,632,822
---------------------------------------------------------------------------------------------------------------------
BROADCASTING &
  PUBLISHING: 0.1%
                            Leefung-Asco Printers Holdings Ltd.                      H.K.      8,165,000         580,725
---------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS &
  COMPONENTS: 1.2%
                            China Southern Glass Co. Ltd., B                         Chn.      8,966,100       3,942,162
                            K Wah International Holdings Ltd.                        H.K.     15,452,073       2,817,461
                        *   K Wah International Holdings Ltd., wts.                  H.K.        988,700          38,356
                        *   Shanghai Yaohua Pilkington Glass, B                      Chn.      7,945,475       3,972,738
                                                                                                            ------------
                                                                                                              10,770,717
---------------------------------------------------------------------------------------------------------------------
CHEMICALS: 1.7%
                            Shanghai Chlor-Alkali Chemical Co. Ltd., B               Chn.     10,050,000       2,211,000
                            Shanghai Pechemical Co. Ltd., H                          Chn.     43,180,000      11,446,916
                            Shenzhen Petrochemical (Group) Shareholding Co.
                               Ltd., B                                               Chn.      3,845,532       1,203,438
                                                                                                            ------------
                                                                                                              14,861,354
---------------------------------------------------------------------------------------------------------------------
CONSTRUCTION &
  HOUSING: 3.3%
                            Hopewell Holdings Ltd.                                   H.K.     52,702,021      29,816,545
                        *   Road King Infrastructure Ltd.                            H.K.        136,475         112,950
                                                                                                            ------------
                                                                                                              29,929,495
---------------------------------------------------------------------------------------------------------------------

TEMPLETON DRAGON FUND, INC.
Investment Portfolio, September 30, 1996 (unaudited) (cont.)

--------------------------------------------------------------------------------

         INDUSTRY                                 ISSUE                            COUNTRY      SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------
ELECTRICAL &
  ELECTRONICS: 0.7%
                       +*   China Treasure Telecommunications Holdings Ltd.          H.K.     45,936,000    $  1,811,778
                        *   China Treasury Telecommunications Holdings Ltd.,
                               wts.                                                  H.K.      2,116,000          26,269
                            G.P. Batteries International Ltd.                       Sing.        900,000       2,601,000
                        *   GP Batteries International Ltd., wts.                   Sing.        225,000         166,500
                            Great Wall Electronic International Ltd.                 H.K.     17,398,000       1,417,398
                        *   Shanghai Automation Instrumentation Co., B               Chn.      5,187,650         684,770
                                                                                                            ------------
                                                                                                               6,707,715
---------------------------------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS
  & INSTRUMENTS: 0.1%
                        *   S. Megga International Holdings Ltd.                     H.K.     23,502,000         741,561
---------------------------------------------------------------------------------------------------------------------
FINANCIAL
  SERVICES: 1.7%
                            JCG Holdings Ltd.                                        H.K.      3,445,000       3,096,179
                            Min Xin Holdings                                         H.K.      2,094,000         731,126
                            Peregrine Investments Holdings Ltd.                      H.K.      4,306,000       6,821,221
                        *   Peregrine Investments Holdings Ltd., wts.                H.K.        475,600          89,179
                            Sun Hung Kai & Co. Ltd.                                  H.K.     16,294,000       4,793,592
                                                                                                            ------------
                                                                                                              15,531,297
---------------------------------------------------------------------------------------------------------------------
FOOD & HOUSEHOLD
  PRODUCTS: 0.9%
                            C.P. Pokphand Co. Ltd.                                   H.K.         45,000          14,257
                        *   Fairwood Holdings Ltd.                                   H.K.     14,768,000         888,028
                        *   Fairwood Holdings Ltd., rts.                             H.K.      7,384,000         109,810
                            Golden Resources Development International Ltd.          H.K.     10,138,000       1,166,794
                            NG Fund Hong Ltd.                                        H.K.      6,722,000       3,259,731
                            Shanghai New Asia Group Co. Ltd., B                      Chn.      5,947,300       2,854,704
                                                                                                            ------------
                                                                                                               8,293,324
---------------------------------------------------------------------------------------------------------------------
HEALTH & PERSONAL
  CARE: 0.2%
                            Zhuhai Sez Lizhu Pharmaceutical Group Inc., B            Chn.      5,140,000       1,994,051
---------------------------------------------------------------------------------------------------------------------
INDUSTRIAL
  COMPONENTS: 0.6%
                            Shanghai Refrigerator Compressor Co. Ltd., B             Chn.      5,338,464       2,455,693
                            Shanghai Rubber Belt Co. Ltd., B                         Chn.      1,807,936         274,806
                        *   Shanghai Tyre & Rubber Co. Ltd., B                       Chn.      9,614,000       2,384,272
                                                                                                            ------------
                                                                                                               5,114,771
---------------------------------------------------------------------------------------------------------------------
LEISURE &
  TOURISM: 0.4%
                        *   Glynhill International Ltd.                              H.K.     16,882,000       1,157,049
                        *   Shanghai Jin Jiang Tower Co. Ltd., B                     Chn.     12,034,675       2,743,906
                                                                                                            ------------
                                                                                                               3,900,955
---------------------------------------------------------------------------------------------------------------------

TEMPLETON DRAGON FUND, INC.
Investment Portfolio, September 30, 1996 (unaudited) (cont.)

--------------------------------------------------------------------------------

         INDUSTRY                                 ISSUE                            COUNTRY      SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------
MACHINERY &
  ENGINEERING: 1.1%
                        *   China Textile Machinery Co. Ltd., B                      Chn.      7,116,000    $    711,600
                        +   Guangzhou Shipyard International Co. Ltd., H             Chn.     15,988,000       3,432,055
                            Northeast Electric Transmission & Transformation         Chn.     11,746,000       1,944,249
                       +*   Shanghai Erfangji Textile Machinery Co. Ltd., B          Chn.     22,016,122       2,201,612
                        *   Shanghai Industrial Sewing Machine Corp.                 Chn.      9,514,700       1,094,191
                        *   Shanghai Steel Tube Co. Ltd., B                          Chn.      5,605,300         717,478
                                                                                                            ------------
                                                                                                              10,101,185
---------------------------------------------------------------------------------------------------------------------
MERCHANDISING: 3.0%
                            Dairy Farm International Holdings Ltd.                   H.K.     21,270,259      12,974,858
                            Dickson Concepts (International) Ltd.                    H.K.      3,364,000      10,810,216
                            Fortei Holdings Ltd.                                     H.K.      3,978,000         298,363
                            Joyce Boutique Holdings Ltd.                             H.K.      2,423,000         576,532
                        *   Linkful International Holdings Ltd.                      H.K.      2,211,000          78,627
                            Wo Kee Hong Holdings Ltd.                                H.K.     30,485,000       2,010,520
                        *   Wo Kee Hong Holdings Ltd., wts.                          H.K.      6,097,000         102,497
                        *   Yaohan Hongkong Corp. Ltd.                               H.K.      4,000,000         170,697
                                                                                                            ------------
                                                                                                              27,022,310
---------------------------------------------------------------------------------------------------------------------
METALS & MINING: 0.4%
                            Maanshan Iron & Steel Co. Ltd., H                        Chn.     19,676,000       3,613,076
---------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS MATERIALS
  & COMMODITIES: 0.1%
                            Luoyang Glass Co. Ltd., H                                Chn.      6,873,000       1,173,201
---------------------------------------------------------------------------------------------------------------------
MULTI-INDUSTRY: 23.2%
                            Cheung Kong Holdings Ltd.                                H.K.     10,449,000      80,397,711
                        *   Cheung Kong Infrastructure Hldgs. Ltd.                   H.K.      2,162,000       3,564,658
                            Jardine Matheson Holdings Ltd.                           H.K.      3,637,002      22,731,263
                            Jardine Strategic Holdings Ltd.                          H.K.      8,123,625      25,833,128
                        *   Jardine Strategic Holdings Ltd., wts.                    H.K.        349,625          94,399
                            Lai Sun Garment International Ltd.                       H.K.      7,023,000       9,626,768
                        *   Shenzhen Gintian Industry Co. Ltd., B                    Chn.        719,040         220,370
                        *   Shenzhen Tellus Machinery & Electronics Co.
                               Ltd., B                                               Chn.        162,800          35,789
                            Stelux International Holdings Ltd.                       H.K.      8,274,000       1,776,133
                            Swire Pacific Ltd., B                                    H.K.     12,695,500      17,976,946
                            WBL Corp. Ltd.                                          Sing.         89,000         176,963
                            Wheelock & Co. Ltd.                                      H.K.     21,431,000      47,390,418
                                                                                                            ------------
                                                                                                             209,824,546
---------------------------------------------------------------------------------------------------------------------

TEMPLETON DRAGON FUND, INC.
Investment Portfolio, September 30, 1996 (unaudited) (cont.)

--------------------------------------------------------------------------------

         INDUSTRY                                 ISSUE                            COUNTRY      SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------
REAL ESTATE: 26.1%
                            China Overseas Land & Investment Ltd.                    H.K.     30,733,000    $ 10,432,449
                            Hang Lung Development Co. Ltd.                           H.K.     23,035,000      44,086,124
                            Lai Sun Development Co. Ltd.                             H.K.     14,794,400      15,496,527
                        *   Lai Sun Development Co. Ltd., wts.                       H.K.      7,999,000         682,703
                            New World Development Co. Ltd.                           H.K.     14,671,837      77,030,465
                            Shanghai Jinqiao Export Processing Zone
                              Development, B                                         Chn.      8,338,200       2,784,959
                            Shanghai Lujiaxui Finance & Trade Zone
                              Development Stock Co. Ltd., B                          Chn.      9,115,000       8,203,500
                            Shanghai Wai Gaoqiao Free Trade Zone
                              Development Co., B                                     Chn.      1,571,000         537,282
                            Shenzhen Properties & Resources
                              Development (Group) Ltd., B                            Chn.      3,821,180       1,235,349
                            Shenzhen Vanke Co. Ltd., B                               Chn.      4,603,390       2,393,072
                       +*   South Sea Development Co. Ltd.                           H.K.     46,054,000       2,531,094
                            Sun Hung Kai Properties Ltd.                             H.K.      6,306,000      67,072,094
                            Tian An China Investments Co. Ltd.                       H.K.     27,670,000       3,685,517
                                                                                                            ------------
                                                                                                             236,171,135
---------------------------------------------------------------------------------------------------------------------
RECREATION & OTHER
  CONSUMER GOODS: 1.9%
                        *   Fu Hui Jewellery Co. (H.K.) Ltd.                         H.K.      7,710,000         204,390
                        *   KTP Holdings Ltd.                                        H.K.     15,374,000         606,371
                        *   Phoenix Co. Ltd.                                         Chn.      5,854,530         690,835
                        *   Shanghai Forever Bicycle Co. Ltd., B                     Chn.      3,457,000         407,926
                        *   Shanghai Wingsung Co. Ltd., B                            Chn.        230,000          39,560
                            Shenzhen China Bicycles Co. (Holdings) Ltd., B           Chn.     13,362,400       3,248,586
                            Yue Yuen Industrial (Holdings) Ltd.                      H.K.     43,240,000      11,742,403
                                                                                                            ------------
                                                                                                              16,940,071
---------------------------------------------------------------------------------------------------------------------
TEXTILES &
  APPAREL: 1.2%
                            Goldlion Holdings Ltd.                                   H.K.      9,055,000       7,669,759
                            Laws International Holdings Ltd.                         H.K.     21,288,000       2,862,992
                            Shanghai Lian Hua Fibre Corp., B                         Chn.        296,000          30,488
                            Tungtex (Holdings) Co. Ltd.                              H.K.      2,600,000         245,442
                            Victor Onward Textile Industrial Co. Ltd., B             Chn.         81,400          18,211
                                                                                                            ------------
                                                                                                              10,826,892
---------------------------------------------------------------------------------------------------------------------

TEMPLETON DRAGON FUND, INC.
Investment Portfolio, September 30, 1996 (unaudited) (cont.)

--------------------------------------------------------------------------------

         INDUSTRY                                 ISSUE                            COUNTRY      SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------
TRANSPORTATION: 2.1%
                            China Merchants Shekou Port Service Co. Ltd., B          Chn.      4,566,240    $  2,172,994
                            Chiwan Wharf Holdings Ltd., B                            Chn.      9,290,800       4,625,576
                            Cross Harbour Tunnel Co. Ltd.                            H.K.      1,205,000       2,625,663
                        *   Guangshen Railway Co. Ltd., ADR                          Chn.        183,000       3,477,000
                            IMC Holdings Ltd.                                        H.K.        121,000          68,065
                            Orient Overseas International Ltd.                       H.K.      1,314,000         951,558
                            Shanghai Dazhong Taxi Shareholding Co. Ltd., B           Chn.      6,785,000       4,749,500
                                                                                                            ------------
                                                                                                              18,670,356
---------------------------------------------------------------------------------------------------------------------
UTILITIES ELECTRICAL
  & GAS: 4.9%
                            Guangdong Electric Power Development Co Ltd, B,
                              144A                                                   Chn.      1,696,000       1,184,327
                            Hongkong Electric Holdings Ltd.                          H.K.      9,999,500      32,327,363
                            Shandong Huaneng Power                                   Chn.        886,000       7,974,000
                            Wing Shan International Ltd.                             H.K.     21,654,000       2,772,205
                                                                                                            ------------
                                                                                                              44,257,895
---------------------------------------------------------------------------------------------------------------------
WHOLESALE &
  INTERNATIONAL
  TRADE: 0.1%
                        *   East Asiatic Co. (Hong Kong) Ltd. (The)                  H.K.      7,520,000         914,108
                                                                                                            ------------
TOTAL COMMON STOCKS
  (cost $682,467,341)                                                                                        806,716,235
---------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL IN
                                                                                           LOCAL CURRENCY**
---------------------------------------------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS:
  10.5% (cost $94,250,393)
---------------------------------------------------------------------------------------------------------------------
                            U.S. Treasury Bills, 4.90% to 5.145% with
                              maturities to 12/12/96                                 U.S.     94,445,000      94,567,370
---------------------------------------------------------------------------------------------------------------------
TOTAL
  INVESTMENTS: 99.7%
  (cost $776,717,734)                                                                                        901,283,605
OTHER ASSETS, LESS
  LIABILITIES: 0.3%                                                                                            2,344,668
                                                                                                            ------------
TOTAL NET ASSETS: 100.0%                                                                                    $903,628,273
                                                                                                            ============

 * NON-INCOME PRODUCING.
** CURRENCY OF COUNTRY INDICATED.
 + SEE NOTE 5

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON DRAGON FUND, INC.
Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1996 (unaudited)

Assets:
   Investments in securities at value
     (identified cost $776,717,734)          $901,283,605
   Cash                                               121
   Receivables:
      Investment securities sold                  255,421
      Dividends                                 3,385,391
   Unamortized organization costs                  11,272
                                              -----------
         Total assets                         904,935,810
                                              -----------
Liabilities:
   Payable for investment securities
     purchased                                    121,615
   Accrued expenses                             1,185,922
                                              -----------
         Total liabilities                      1,307,537
                                              -----------
Net assets, at value                         $903,628,273
                                              ===========
Net assets consist of:
   Undistributed net investment income       $ 12,105,566
   Net unrealized appreciation                124,565,871
   Accumulated net realized gain                7,661,877
   Net capital paid in on shares of
     capital stock                            759,294,959
                                              -----------
Net assets, at value                         $903,628,273
                                              ===========
Shares outstanding                             54,007,093
                                              ===========
Net asset value per share
   ($903,628,273 / 54,007,093)               $      16.73
                                              ===========

STATEMENT OF OPERATIONS
For the six months ended
September 30, 1996 (unaudited)

Investment income
   (net of $490 foreign
   taxes withheld)
   Dividends                      $16,332,742
   Interest                         2,473,389
                                  -----------
      Total income                              $18,806,131
Expenses:
   Management fees (Note 3)         5,391,062
   Administrative fees (Note 3)       646,927
   Transfer agent fees                 57,000
   Custodian fees                     170,796
   Reports to shareholders             71,000
   Audit fees                          23,500
   Legal fees (Note 3)                 76,000
   Registration fees                   29,800
   Directors' fees and expenses        30,000
   Amortization of
     organization costs                 2,013
   Other                                2,456
                                  -----------
      Total expenses                              6,500,554
                                                -----------
         Net investment income                   12,305,577
Realized and unrealized
   gain (loss):
   Net realized gain (loss) on:
      Investments                   8,033,352
      Foreign currency
        transactions                   (5,350)
                                  -----------
                                    8,028,002
   Net unrealized appreciation
      on investments               41,886,091
                                  -----------
      Net realized and
         unrealized gain                         49,914,093
                                                -----------
Net increase in net assets
  resulting from operations                     $62,219,670
                                                ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON DRAGON FUND, INC.
Financial Statements (cont.)

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SIX MONTHS
                                                                                       ENDED
                                                                                 SEPTEMBER 30, 1996      YEAR ENDED
                                                                                    (UNAUDITED)        MARCH 31, 1996
                                                                                 ------------------    --------------
Increase (decrease) in net assets:
   Operations:
      Net investment income                                                         $ 12,305,577        $ 19,952,785
      Net realized gain on investment and foreign currency transactions                8,028,002           9,323,607
      Net unrealized appreciation                                                     41,886,091          94,360,136
                                                                                    ------------        ------------
         Net increase in net assets resulting from operations                         62,219,670         123,636,528
   Distributions to shareholders:
      From net investment income                                                      (1,350,177)        (25,383,334)
      From net realized gain                                                          (6,750,887)         (2,970,390)
                                                                                    ------------        ------------
         Net increase in net assets                                                   54,118,606          95,282,804
Net assets:
   Beginning of period                                                               849,509,667         754,226,863
                                                                                    ------------        ------------
   End of period                                                                    $903,628,273        $849,509,667
                                                                                    ============        ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON DRAGON FUND, INC.
Notes to Financial Statements (unaudited)

--------------------------------------------------------------------------------
1. Summary of Accounting Policies

Templeton Dragon Fund, Inc. (the Fund) is a Maryland corporation and a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940. The Fund seeks to achieve its objective by investing in equity securities of China companies, Japan companies and Asia-Pacific companies. The following summarizes the Fund's significant accounting policies.

A. SECURITIES VALUATIONS:

Securities listed or traded on a recognized national or foreign exchange or NASDAQ are valued at the last reported sales prices on the principal exchange on which the securities are traded. Over-the-counter securities and listed securities for which no sale is reported are valued at the mean between the last current bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.

B. FOREIGN CURRENCY TRANSACTIONS:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Fund purchases or sells foreign securities it customarily enters into a foreign exchange contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in the exchange rates.

C. INCOME TAXES:

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision has been made for income taxes.

D. UNAMORTIZED ORGANIZATION COSTS:

Organization costs are being amortized on a straight line basis over five years.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND EXPENSES:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Certain dividend income on foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

F. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

TEMPLETON DRAGON FUND, INC.
Notes to Financial Statements (unaudited) (cont.)

--------------------------------------------------------------------------------

2. Transactions in Shares of Capital Stock

At September 30, 1996, there were 100,000,000 shares of $.01 par value capital stock authorized.

3. Investment Management Fees and Other Transactions with Affiliates

Certain officers of the Fund are also directors or officers of Templeton Asset Management Limited (TAML) and Templeton Global Investors, Inc. (TGII), the Fund's investment manager and administrative manager, respectively.

The Fund pays monthly an investment management fee to TAML equal, on an annual basis, to 1.25% of the average weekly net assets of the Fund. The Fund pays TGII monthly a fee of 0.15% per annum of the Fund's average weekly net assets, of which 0.10% is paid to Nomura Capital Management, Inc. (NCM) for various administrative services to the Fund.

An officer of the Fund is a partner of Dechert Price & Rhoads, legal counsel for the Fund, which firm received fees of $76,000 for the six months ended September 30, 1996.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities) for the period ended September 30, 1996, were $57,640,084 and $32,307,125, respectively. The cost of securities for federal income tax purposes is the same as that shown in the Statement of Assets and Liabilities. Realized gains and losses are reported on an identified cost basis.

At September 30, 1996, the aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

           Unrealized appreciation                                                              $196,070,342
           Unrealized depreciation                                                               (71,504,471)
                                                                                                  ----------
           Net unrealized appreciation                                                          $124,565,871
                                                                                                  ==========

5. Holding of 5% Voting Securities of Portfolio Companies

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at September 30, 1996 amounted to $19,297,186. For the period ended September 30, 1996, dividends from affiliated companies was $445,585.

TEMPLETON DRAGON FUND, INC.
Annual Meeting of Shareholders, July 24, 1996

--------------------------------------------------------------------------------

An Annual Meeting of Shareholders of the Fund was held at the Fund's offices, 700 Central Avenue, St. Petersburg, Florida, on July 24, 1996. The purpose of the meeting was to elect three directors of the Fund, to ratify the selection of McGladrey & Pullen, LLP, as the Fund's independent public accountants for the fiscal year ended March 31, 1997 and in their discretion, to authorize the proxyholders to vote upon such other matters which may legally come before the meeting or any other adjournment thereof. At the meeting, the following persons were elected by the shareholders to serve as directors of the Fund: Harris J. Ashton, Nicholas F. Brady and S. Joseph Fortunato. The shareholders ratified the selection of McGladrey & Pullen, LLP, to serve as the Fund's independent public accountants for the fiscal year ending March 31, 1997. No other business was transacted at the meeting.

The results of the voting at the Annual Meeting are as follows:

1. Election of three (3) Directors for the term set forth below:

                                             % OF                          % OF
                                          OUTSTANDING                   OUTSTANDING
TERM EXPIRING 1999:          FOR            SHARES         AGAINST        SHARES
-------------------       ----------      -----------      -------      -----------
Harris J. Ashton           3,454,208         65.14%          2,273          0.04%
Nicholas F. Brady          3,427,730         64.64%         28,751          0.54%
S. Joseph Fortunato        3,452,593         65.11%          3,888          0.07%

2. Ratification of the selection of McGladrey & Pullen, LLP, as independent public accountants of the Fund for the fiscal year ended March 31, 1997:

                                             % OF                          % OF                          % OF
                                          OUTSTANDING                   OUTSTANDING                   OUTSTANDING
                             FOR            SHARES         AGAINST        SHARES         ABSTAIN        SHARES
                          ----------      -----------      -------      -----------      -------      -----------
                          47,340,337         87.66%        672,830          1.25%        227,418          0.42%

TEMPLETON DRAGON FUND, INC.

--------------------------------------------------------------------------------

DIVIDEND REINVESTMENT PLAN

The Fund offers a Dividend Reinvestment Plan ( the "Plan") with the following features: --If shares of the Fund are held in the shareholder's name, the shareholder will automatically be a participant in the Plan unless he elects to withdraw. If the shares are registered in the name of a broker-dealer or other nominee (i.e., in "street name"), the broker-dealer or nominee will elect to participate in the Plan on the shareholder's behalf unless the shareholder instructs them otherwise, or unless the reinvestment service is not provided by the broker-dealer or nominee. --Participants should contact Chemical Mellon Securities Trust Company, Dividend Reinvestment Services, P.O. Box 750, Pittsburgh, PA 15230, to receive the Plan brochure. --To receive dividends or distributions in cash, the shareholder must notify Chemical Mellon Securities Trust Company ("Mellon") or the institution in whose name the shares are held. Mellon must receive written notice within 10 business days before the record date for the distribution. --Whenever the Fund declares dividends in either cash or common stock of the Fund, if the market price is equal to or exceeds net asset value but not less than 95% of the then current market price of the Fund's shares. If the market price is lower than net asset value and if dividends and/or capital gains distributions are payable only in cash, the participant will receive shares purchased on the New York Stock Exchange. --The automatic reinvestment of dividends and/or capital gains does not relieve the participant of any income tax which may be payable on dividends or distributions. --The participants may withdraw from the Plan without penalty at any time by written notice to Mellon. Upon withdrawal, the participant will receive, without charge, stock certificates issued and in the participant's name for all full shares; or, if the participant's wishes, Mellon will sell the participant's shares and send the proceeds, net of any brokerage commissions. A $5.00 fee is charges by Mellon upon any cash withdrawal or termination. --Whenever shares are purchased on the New York Stock Exchange, each participant will pay a pro rata portion of brokerage commissions. Brokerage commissions will be deducted from amounts to be invested.

TEMPLETON DRAGON FUND, INC.

--------------------------------------------------------------------------------

TRANSFER AGENT

Chemical Mellon Shareholder Services
Securities Transfer Services
450 West 33rd Street, 15th Floor
New York, NY 10001
800-526-0801

SHAREHOLDER INFORMATION

Weekly comparative net asset value and market price information about Templeton Dragon Fund, Inc. shares is published each Monday in the Wall Street Journal, weekly in Barron's and each Saturday in The New York Times and other newspapers in a table called "Publicly Traded Funds". The Fund's New York Stock Exchange trading symbol is TDF.

For current information about the net asset value, call 1-800-292-9293.

If any shareholder is not receiving copies of the Reports to Shareholders because shares are registered in a broker's name or in a custodian's name, he or she can write and request that his or her name be added to the Fund's mailing list, by writing Templeton Dragon Fund, Inc., 700 Central Avenue, St. Petersburg, FL 33701.

                                     NOTES

                                     NOTES

LITERATURE REQUEST
--------------------------------------------------------------------------------

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH

Franklin Global Health
 Care Fund

Franklin Templeton
 Fund

Templeton Developing
 Trust

Templeton Foreign Fund

Templeton Foreign Smaller
 Companies Fund

Templeton Global
 Infrastructure Fund

Templeton Global
 Opportunities Trust

Templeton Global
 Real Estate Fund

Templeton Global Smaller
 Companies Fund

Templeton Greater
 European Fund

Templeton Growth Fund

Templeton Latin America
 Fund

Templeton Pacific
 Growth Fund

Templeton World Fund

GLOBAL GROWTH AND INCOME

Franklin Global Utilities Fund

Franklin Templeton German
 Government Bond Fund

Franklin Templeton
 Global Currency Fund

Mutual European Fund

Templeton Global Bond Fund

Templeton Growth and
 Income Fund

GLOBAL INCOME

Franklin Global Government
 Income Fund

Franklin Templeton Hard
 Currency Fund

Franklin Templeton High
 Income Currency Fund

Templeton Americas
 Government Securities Fund

GROWTH

Franklin Blue Chip Fund

Franklin California Growth Fund

Franklin DynaTech Fund

Franklin Equity Fund

Franklin Gold Fund

Franklin Growth Fund

Franklin MidCap Growth Fund

Mutual Discovery Fund

GROWTH AND INCOME

Franklin Asset Allocation Fund

Franklin Balance Sheet
 Investment Fund

Franklin Convertible
 Securities Fund

Franklin Equity Income Fund

Franklin Income Fund

Franklin MicroCap Value Fund

Franklin Natural Resources Fund

Franklin Real Estate
 Securities Fund

Franklin Rising Dividends Fund

Franklin Strategic Income Fund

Franklin Utilities Fund

Franklin Value Fund

Mutual Beacon Fund

Mutual Qualified Fund

Mutual Shares Fund

Templeton American Trust, Inc.

INCOME

Franklin Adjustable Rate
 Securities Fund

Franklin Adjustable U.S.
 Government Securities Fund

Franklin's AGE High
 Income Fund

Franklin Investment Grade
 Income Fund

Franklin Short-Intermediate U.S.
 Government Securities Fund

Franklin U.S. Government
 Securities Fund

Franklin Money Fund

Franklin Federal Money Fund

FOR NON-U.S. INVESTORS:

Franklin Tax-Advantaged
 High Yield Securities Fund

Franklin Tax-Advantaged
 International Bond Fund

Franklin Tax-Advantaged U.S.
 Government Securities Fund

FOR CORPORATIONS:

Franklin Corporate Qualified
 Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME

Federal Intermediate-Term
 Tax-Free Income Fund

Federal Tax-Free Income Fund

High Yield Tax-Free
 Income Fund

Insured Tax-Free Income Fund

Puerto Rico Tax-Free
 Income Fund

Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME

Alabama

Arizona*

Arkansas**

California*

Colorado

Connecticut

Florida*

Georgia

Hawaii**

Indiana

Kentucky

Louisiana

Maryland

Massachusetts***

Michigan*

Minnesota***

Missouri

New Jersey

New York*

North Carolina

Ohio***

Oregon

Pennsylvania

Tennessee**

Texas

Virginia

Washington**

VARIABLE ANNUITIES

Franklin Valuemark(R)

Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)

*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

**The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

***Portfolio of insured municipal securities.                            11/96.1

TEMPLETON
DRAGON
FUND, INC.

SEMI-ANNUAL REPORT
SEPTEMBER 30, 1996

TEMPLETON DRAGON FUND, INC.

700 Central Avenue
St. Petersburg
Florida 33701-3628

Investors should be aware that the value of investments made for the Fund may go up as well as down and that the Investment Manager may make errors in selecting securities for the Fund's portfolio. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The Fund and Fund investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.


[FRANKLIN TEMPLETON LOGO]